Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 6.3%
Amrize Ltd.
(a)(b)
....................... 105,696 $ 5,716,040
CRH plc ........................... 137,733 17,189,078
Eagle Materials, Inc. ................... 6,589 1,361,815
Knife River Corp.
(b)
.................... 11,644 819,155
Martin Marietta Materials, Inc. ............ 12,392 7,716,003
United States Lime & Minerals, Inc. ......... 2,169 259,716
Vulcan Materials Co. .................. 27,151 7,744,008
40,805,815
Containers & Packaging — 4.8%
Amcor plc .......................... 474,341 3,956,004
AptarGroup, Inc. ..................... 13,484 1,644,509
Avery Dennison Corp. .................. 15,883 2,888,800
Ball Corp. .......................... 55,068 2,916,952
Crown Holdings, Inc. .................. 23,429 2,412,484
Graphic Packaging Holding Co. ........... 60,644 913,299
Greif, Inc. , Class A, NVS ................ 5,378 364,091
International Paper Co. ................. 108,506 4,274,051
O-I Glass, Inc.
(b)
...................... 31,562 465,855
Packaging Corp. of America ............. 18,365 3,787,414
Sealed Air Corp. ..................... 30,232 1,252,512
Silgan Holdings, Inc. ................... 18,022 727,548
Smurfit WestRock plc .................. 107,303 4,149,407
Sonoco Products Co. .................. 20,268 884,495
30,637,421
Energy Equipment & Services — 6.0%
Archrock , Inc. ....................... 36,037 937,683
Baker Hughes Co. , Class A .............. 202,771 9,234,191
Cactus, Inc. , Class A .................. 14,146 646,189
Halliburton Co. ...................... 172,945 4,887,426
Helmerich & Payne, Inc. ................ 20,434 586,047
Kodiak Gas Services, Inc. ............... 17,079 638,755
Liberty Energy, Inc. , Class A ............. 33,282 614,386
Noble Corp. plc ...................... 25,787 728,225
NOV, Inc. .......................... 74,953 1,171,515
Oceaneering International, Inc.
(b)
.......... 20,503 492,687
Patterson-UTI Energy, Inc. .............. 70,916 433,297
SLB Ltd. ........................... 306,984 11,782,046
TechnipFMC plc ...................... 83,124 3,704,005
Tidewater, Inc.
(b)
..................... 9,472 478,431
Transocean Ltd.
(b)
.................... 203,700 841,281
Valaris Ltd.
(b)
........................ 13,296 670,118
Weatherford International plc ............. 14,740 1,153,552
38,999,834
Metals & Mining — 22.0%
Agnico Eagle Mines Ltd.
(a)
............... 103,267 17,506,855
Alamos Gold, Inc. , Class A
(a)
............. 86,445 3,335,048
Alcoa Corp. ......................... 53,214 2,827,792
Aris Mining Corp.
(b)
.................... 41,647 675,931
B2Gold Corp.
(a)
...................... 274,561 1,238,270
Barrick Mining Corp.
(a)
.................. 346,748 15,100,875
Centerra Gold, Inc.
(a)
.................. 41,461 595,795
Century Aluminum Co.
(b)
................ 10,933 428,355
Coeur Mining, Inc.
(b)
................... 131,968 2,352,989
Eldorado Gold Corp.
(a)(b)
................ 41,288 1,483,065
Endeavour Silver Corp.
(a)(b)
.............. 60,450 568,230
Equinox Gold Corp.
(a)(b)
................. 161,262 2,264,118
ERO Copper Corp.
(a)(b)
................. 21,290 602,294
First Majestic Silver Corp.
(a)
.............. 94,654 1,576,936
Fortuna Mining Corp.
(a)(b)
................ 63,077 618,785
Franco-Nevada Corp.
(a)
................. 39,613 8,210,983
Freeport-McMoRan, Inc. ................ 295,067 14,986,453
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co. ..................... 137,698 $ 2,642,425
Hudbay Minerals, Inc.
(a)
................. 81,404 1,615,869
IAMGOLD Corp.
(a)(b)
................... 120,760 1,991,332
Kinross Gold Corp. .................... 248,068 6,985,595
Materion Corp. ...................... 4,260 529,603
MP Materials Corp. , Class A
(a)(b)
........... 27,678 1,398,293
New Gold, Inc.
(a)(b)
.................... 162,688 1,417,013
Newmont Corp. ...................... 224,242 22,390,564
Novagold Resources, Inc.
(b)
.............. 59,370 553,328
OR Royalties, Inc.
(a)
................... 38,672 1,368,602
Orla Mining Ltd.
(a)(b)
................... 54,479 733,832
Pan American Silver Corp.
(a)
............. 86,726 4,493,274
Perpetua Resources Corp.
(b)
............. 15,777 381,961
Royal Gold, Inc. ...................... 16,649 3,700,906
Seabridge Gold, Inc.
(a)(b)
................ 17,489 517,500
SSR Mining, Inc.
(b)
.................... 41,714 914,371
Teck Resources Ltd. , Class B
(a)
........... 91,849 4,398,649
Triple Flag Precious Metals Corp.
(a)
......... 14,432 479,431
Wheaton Precious Metals Corp.
(a)
.......... 93,295 10,964,028
141,849,350
Oil, Gas & Consumable Fuels — 60.4%
Antero Midstream Corp. ................ 68,508 1,218,757
Antero Resources Corp.
(b)
............... 60,222 2,075,250
APA Corp. ......................... 72,880 1,782,645
Baytex Energy Corp. .................. 137,310 443,511
California Resources Corp. .............. 16,139 721,575
Cameco Corp.
(a)
...................... 89,471 8,185,702
Canadian Natural Resources Ltd. .......... 428,077 14,490,406
Cenovus Energy, Inc. .................. 282,613 4,781,812
Centrus Energy Corp. , Class A
(b)
........... 3,595 872,722
Cheniere Energy, Inc. .................. 44,228 8,597,481
Chevron Corp. ....................... 388,930 59,276,821
Chord Energy Corp. ................... 11,685 1,083,199
Civitas Resources, Inc. ................. 15,776 427,372
CNX Resources Corp.
(a)(b)
............... 27,707 1,018,786
Comstock Resources, Inc.
(b)
.............. 16,259 376,884
ConocoPhillips ...................... 253,926 23,770,013
Core Natural Resources, Inc. ............. 10,529 931,922
Coterra Energy, Inc. ................... 156,454 4,117,869
Crescent Energy, Inc. , Class A ............ 49,650 416,563
CVR Energy, Inc.
(b)
.................... 6,354 161,646
Devon Energy Corp. ................... 128,903 4,721,717
Diamondback Energy, Inc. ............... 38,271 5,753,279
DT Midstream, Inc. .................... 20,893 2,500,474
Enbridge, Inc. ....................... 448,180 21,436,449
Energy Fuels, Inc.
(b)
................... 48,760 708,970
EOG Resources, Inc. .................. 111,498 11,708,405
EQT Corp. ......................... 128,239 6,873,610
Expand Energy Corp. .................. 48,941 5,401,129
Exxon Mobil Corp. .................... 540,561 65,051,111
Gulfport Energy Corp.
(b)
................ 3,215 668,688
HF Sinclair Corp. ..................... 32,129 1,480,504
International Seaways, Inc. .............. 8,323 404,082
Kinder Morgan, Inc. ................... 402,303 11,059,309
Kinetik Holdings, Inc. , Class A ............ 9,195 331,480
Magnolia Oil & Gas Corp. , Class A ......... 37,636 823,852
Marathon Petroleum Corp. .............. 61,770 10,045,655
Matador Resources Co. ................ 24,004 1,018,730
Murphy Oil Corp. ..................... 27,571 861,594
NexGen Energy Ltd.
(a)(b)
................ 134,505 1,237,446
Northern Oil & Gas, Inc. ................ 19,961 428,563
Occidental Petroleum Corp. .............. 147,788 6,077,043
ONEOK, Inc. ........................ 129,300 9,503,550
Ovintiv , Inc. ......................... 52,042 2,039,526

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc. , Class A ............... 16,902 $ 458,382
Peabody Energy Corp. ................. 24,987 742,114
Pembina Pipeline Corp. ................ 119,398 4,544,288
Permian Resources Corp. , Class A ......... 142,685 2,001,871
Phillips 66 .......................... 82,796 10,683,996
Range Resources Corp. ................ 48,688 1,716,739
SM Energy Co. ...................... 23,540 440,198
South Bow Corp. ..................... 42,793 1,175,524
Suncor Energy, Inc. ................... 246,846 10,950,089
Targa Resources Corp. ................. 44,110 8,138,295
TC Energy Corp. ..................... 213,830 11,762,788
Texas Pacific Land Corp. ................ 11,898 3,417,344
Uranium Energy Corp.
(b)
................ 99,281 1,159,602
Valero Energy Corp. ................... 62,676 10,203,026
Venture Global, Inc. , Class A
(a)
............ 98,533 671,995
Viper Energy, Inc. .................... 34,611 1,337,023
Williams Cos., Inc. (The) ................ 250,946 15,084,364
World Kinect Corp. .................... 11,417 267,500
389,641,240
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 13,023 1,051,737
Sylvamo Corp. ...................... 6,807 327,757
West Fraser Timber Co. Ltd.
(a)
............ 11,579 707,593
2,087,087
Total Long-Term Investments — 99.8%
(Cost: $607,857,932) .............................. 644,020,747
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(e)
................... 48,770,018 $ 48,794,403
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 527,131 527,131
Total Short-Term Securities — 7.7%
(Cost: $49,317,453) ............................... 49,321,534
Total Investments — 107.5%
(Cost: $657,175,385 ) .............................. 693,342,281
Liabilities in Excess of Other Assets — (7.5)% ............. (48,103,238)
Net Assets — 100.0% ...............................
$ 645,239,043
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,979,391 $ 36,810,057
(a)
$ — $ 3,974 $ 981 $ 48,794,403 48,770,018 $ 44,019
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 571,476 — (44,345)
(a)
— — 527,131 527,131 20,748 —
$ 3,974 $ 981 $ 49,321,534 $ 64,767 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 9 03/20/26 $ 848 $ (15,098)
E-Mini Materials Select Sector Index ............................................. 4 03/20/26 387 2,582
$ (12,516)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 644,020,747 $ — $ — $ 644,020,747
Short-Term Securities
Money Market Funds ...................................... 49,321,534 — — 49,321,534
$ 693,342,281 $ — $ — $ 693,342,281
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,582 $ — $ — $ 2,582
Liabilities
Equity contracts ........................................... (15,098) — — (15,098)
$ (12,516) $ — $ — $ (12,516)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares